SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities (Details)			0 Months Ended				0 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 17, 2006 Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 1 [Member] Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 2 [Member] Non-Cumulative Preferred Stock [Member] EUR (€)	Jul. 25, 2011 MUFG Capital Finance 3 [Member] JPY (¥)	Mar. 17, 2006 MUFG Capital Finance 3 [Member] Non-Cumulative Preferred Stock [Member] JPY (¥)
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value	¥ 442,100,000,000	¥ 442,100,000,000		$ 2,300,000,000	€ 750,000,000		¥ 120,000,000,000
Preferred stock, total net proceeds before expenses			4,170,000,000
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company						¥ 120,000,000,000
Preferred stock, percentage of dividend				6.346%	4.85%		2.68%